Certnys

NYSE

Edwin Mecabe
Managing Director
Corporate Actions Group

New York Stock Exchange
20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 5026
F +1 212 656 5893
ed.mecabe@nyse.com

14007910

August 21, 2014

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the Depositary Shares, each of which represents a 1/100th interest in a share of 8.75% Series B Cumulative Redeemable Perpetual Preferred Shares of GLOBAL SHIP LEASE, INC. under the Exchange Act of 1934.

Sincerely,